HOTEL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2017
HOTEL OPERATING COSTS
Schedule of hotel operating costs

	Years Ended December 31,
	2015	2016	2017
Rents	1,804,532	1,870,879	2,058,954
Utilities	341,620	345,615	365,100
Personnel costs	919,555	1,088,380	1,388,284
Depreciation and amortization	645,058	676,996	773,202
Consumable, food and beverage	485,099	494,764	550,513
Others	316,283	455,539	538,098

Total	4,512,147	4,932,173	5,674,151